Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 3,675,012	$ 3,306,227
Patent costs	318,652	243,722
Capitalized interest	85,568	8,518
Accrued vacation	10,237	6,192
Research and development credit	200,482	73,484
Stock based compensation	383,381	115,314
Other	4,460	4,828
Gross deferred tax assets	4,677,792	3,758,285
Valuation allowance	$ (4,677,792)	$ (3,758,285)
Net deferred tax assets